SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets & Income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, useful life			10 years		10 years
Impairment loss measurement	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Uncertain tax positions					$ 0	$ 0
U.S. Treasury Bills	$ 9,900,000		$ 9,900,000
Maturity term			6 months